UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2008
Date of reporting period: 9/30/2008

Item 1 – Schedule of Investments
Investment Grade Income Portfolio
September 30, 2008 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 98.6%
Corporate Bonds and Notes — 72.3%
Aerospace and Defense — 0.9%
L-3 Communications Corp.	7.625%	6/15/12	$1,000,000	$985,000
United Technologies Corp.	5.400%	5/1/35	1,640,000	1,470,058

				2,455,058

Airlines — 0.2%
Continental Airlines Inc.	6.545%	2/2/19	149,004	126,654
Continental Airlines Inc.	7.256%	3/15/20	427,062	381,153

				507,807

Automobiles — 1.6%
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	600,000	602,861
Ford Motor Co.	7.450%	7/16/31	1,975,000	849,250
Ford Motor Co.	8.900%	1/15/32	370,000	166,500
General Motors Corp.	8.250%	7/15/23	650,000	255,125
General Motors Corp.	8.375%	7/15/33	6,190,000	2,476,000

				4,349,736

Beverages — 0.3%
Foster’s Finance Corp.	4.875%	10/1/14	840,000	799,476	A
Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37,000	37,592
American Standard Inc.	7.625%	2/15/10	5,000	5,109

				42,701

Capital Markets — 4.8%
BankAmerica Capital III	3.361%	1/15/27	585,000	435,066	B
Goldman Sachs Capital II	5.793%	12/29/49	2,755,000	1,210,299	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	3,100,000	310	C,D
Lehman Brothers Holdings Inc.	6.500%	7/19/17	4,000,000	5,000	D
Merrill Lynch and Co. Inc.	6.050%	8/15/12	840,000	787,612
Merrill Lynch and Co. Inc.	5.700%	5/2/17	3,400,000	2,782,951
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210,000	1,046,554
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910,000	631,736
Morgan Stanley	5.050%	1/21/11	400,000	288,026
Morgan Stanley	5.250%	11/2/12	3,500,000	2,470,790
Morgan Stanley	4.750%	4/1/14	65,000	34,456
Morgan Stanley	6.625%	4/1/18	1,050,000	694,880
The Bear Stearns Cos. Inc.	5.500%	8/15/11	830,000	798,377
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320,000	274,797
The Bear Stearns Cos. Inc.	6.400%	10/2/17	440,000	410,915
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025,000	1,330,569

				13,202,338

Chemicals — 0.3%
The Dow Chemical Co.	7.375%	11/1/29	800,000	775,454

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — 6.6%
CBA Capital Trust I	5.805%	6/30/49	$3,510,000	$3,200,874	A
Comerica Capital Trust II	6.576%	2/20/37	990,000	454,784	C
KeyBank NA	5.800%	7/1/14	5,000	3,335
Rabobank Capital Funding Trust II	5.260%	12/31/49	320,000	296,230	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120,000	2,689,265	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020,000	3,248,333	C
SunTrust Bank	5.000%	9/1/15	770,000	618,225
SunTrust Capital VIII	6.100%	12/15/36	1,550,000	955,250	C
SunTrust Preferred Capital I	5.853%	12/15/49	1,100,000	605,000	C
UnionBanCal Corp.	5.250%	12/16/13	785,000	745,485
Wachovia Capital Trust III	5.800%	3/15/42	2,580,000	1,083,600	C
Wachovia Corp.	5.625%	10/15/16	2,300,000	1,432,852
Wachovia Corp.	5.750%	6/15/17	580,000	435,271
Wells Fargo Capital X	5.950%	12/15/36	1,260,000	1,038,665
Wells Fargo Capital XIII	7.700%	12/29/49	1,500,000	1,308,015	C

				18,115,184

Commercial Services and Supplies — 0.2%
Waste Management Inc.	7.375%	5/15/29	690,000	653,340

Communications Equipment — 0.1%
Motorola Inc.	7.625%	11/15/10	135,000	136,396

Consumer Finance — 5.9%
American Express Co.	6.800%	9/1/66	3,930,000	3,359,305	C
Capital One Financial Corp.	6.750%	9/15/17	670,000	589,799
Ford Motor Credit Co.	7.375%	2/1/11	2,390,000	1,588,109
Ford Motor Credit Co.	8.069%	6/15/11	6,828,000	4,971,706	B
Ford Motor Credit Co.	7.250%	10/25/11	2,410,000	1,532,502
GMAC LLC	0.000%	6/15/15	40,000	6,482	E
GMAC LLC	8.000%	11/1/31	4,015,000	1,514,767
Nelnet Inc.	7.400%	9/29/36	1,310,000	884,735	C
SLM Corp.	5.000%	10/1/13	1,400,000	868,000
SLM Corp.	8.450%	6/15/18	1,290,000	877,200

				16,192,605

Diversified Financial Services — 10.8%
AGFC Capital Trust I	6.000%	1/15/67	860,000	231,003	A,C
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170,000	4,189,437	A
BAC Capital Trust XI	6.625%	5/23/36	1,000,000	773,229
BAC Capital Trust XIV	5.630%	3/15/49	2,730,000	1,412,720	C
Bank of America Corp.	8.000%	12/29/49	1,540,000	1,219,475	C
Beaver Valley II Funding	9.000%	6/1/17	996,000	1,064,794
Capital One Bank	6.500%	6/13/13	690,000	587,655
Capmark Financial Group Inc.	5.875%	5/10/12	1,000,000	498,494
Chase Capital II	3.301%	2/1/27	1,980,000	1,563,176	B
Citigroup Capital XXI	8.300%	12/21/57	970,000	722,709	C
Citigroup Inc.	6.125%	8/25/36	1,000,000	649,556
Citigroup Inc.	8.400%	4/29/49	375,000	255,248	C
General Electric Capital Corp.	6.750%	3/15/32	5,000	4,173
General Electric Capital Corp.	6.375%	11/15/67	2,040,000	1,650,711	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860,000	675,100	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500,000	1,877,815	C

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
HSBC Finance Corp.	5.500%	1/19/16	$1,260,000	$1,136,785
ILFC E-Capital Trust II	6.250%	12/21/65	2,320,000	693,344	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035,000	1,021,545	C
JPMorgan Chase and Co.	6.125%	6/27/17	5,000	4,550
JPMorgan Chase and Co.	6.000%	1/15/18	590,000	538,004
Kaupthing Bank Hf	7.625%	2/28/15	1,700,000	1,591,200	A,F
Liberty Media LLC	7.875%	7/15/09	1,000,000	1,003,105
Liberty Media LLC	8.500%	7/15/29	340,000	240,261
Liberty Media LLC	8.250%	2/1/30	120,000	80,974
TNK-BP Finance SA	7.875%	3/13/18	310,000	217,000	A
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030,000	2,334,736	C
ZFS Finance USA Trust II	6.450%	12/15/65	4,990,000	3,592,835	A,C

				29,829,634

Diversified Telecommunication Services — 2.6%
AT&T Corp.	8.000%	11/15/31	1,200,000	1,215,300
AT&T Inc.	5.100%	9/15/14	1,610,000	1,505,817
AT&T Inc.	5.600%	5/15/18	500,000	447,520
Embarq Corp.	7.082%	6/1/16	930,000	753,709
Verizon Global Funding Corp.	6.875%	6/15/12	570,000	580,106
Verizon Global Funding Corp.	7.750%	6/15/32	375,000	351,933
Verizon Global Funding Corp.	5.850%	9/15/35	1,350,000	1,055,606
Verizon New York Inc.	6.875%	4/1/12	1,270,000	1,269,949

				7,179,940

Electric Utilities — 3.5%
Commonwealth Edison Co.	5.800%	3/15/18	1,590,000	1,457,060
Energy Future Holdings Corp.	10.875%	11/1/17	130,000	117,325	A
Energy Future Holdings Corp.	11.250%	11/1/17	2,930,000	2,475,850	A,G
FirstEnergy Corp.	7.375%	11/15/31	3,040,000	2,826,416
Pacific Gas and Electric Co.	6.050%	3/1/34	1,900,000	1,677,092
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850,000	886,522
The Detroit Edison Co.	5.200%	10/15/12	310,000	304,959

				9,745,224

Energy Equipment and Services — 0.9%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010,000	1,036,715
EEB International Ltd.	8.750%	10/31/14	790,000	786,050	A
Pride International Inc.	7.375%	7/15/14	800,000	764,000

				2,586,765

Food and Staples Retailing — 0.4%
The Kroger Co.	8.000%	9/15/29	1,000,000	1,035,129

Food Products — 0.9%
Ahold Finance USA Inc.	8.250%	7/15/10	960,000	1,000,260
Kellogg Co.	7.450%	4/1/31	650,000	712,660
Tyson Foods Inc.	7.350%	4/1/16	1,040,000	858,000	H

				2,570,920

Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	480,000	424,797	A

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — 0.3%
Hospira Inc.	6.050%	3/30/17	$840,000	$800,893

Health Care Providers and Services — 4.9%
Cardinal Health Inc.	5.800%	10/15/16	1,100,000	1,027,576
Coventry Health Care Inc.	5.950%	3/15/17	1,150,000	958,593
HCA Inc.	6.300%	10/1/12	1,790,000	1,543,875
HCA Inc.	6.250%	2/15/13	2,130,000	1,778,550
HCA Inc.	5.750%	3/15/14	150,000	117,000
HCA Inc.	9.125%	11/15/14	1,100,000	1,069,750
HCA Inc.	9.250%	11/15/16	1,380,000	1,342,050
Humana Inc.	6.450%	6/1/16	600,000	550,370
Quest Diagnostics Inc.	5.125%	11/1/10	565,000	569,805
UnitedHealth Group Inc.	6.000%	11/15/17	1,610,000	1,473,264
Universal Health Services Inc.	7.125%	6/30/16	1,450,000	1,470,049
WellPoint Inc.	5.875%	6/15/17	1,560,000	1,444,014

				13,344,896

Independent Power Producers and Energy Traders — 1.2%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690,000	1,597,050
TXU Corp.	6.500%	11/15/24	2,730,000	1,738,674

				3,335,724

Industrial Conglomerates — 0.2%
Tyco International Group SA	7.000%	12/15/19	554,000	534,186	A

Insurance — 3.9%
Ace Ina Holdings Inc.	5.700%	2/15/17	410,000	375,114
Allstate Corp.	6.500%	5/15/57	1,450,000	909,618	C
American International Group Inc.	6.250%	3/15/37	230,000	36,850
ASIF Global Financing XIX	4.900%	1/17/13	90,000	73,895	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	760,000	444,194	C
Hartford Financial Services Group Inc.	8.125%	6/15/38	825,000	702,672	C
Liberty Mutual Group	5.750%	3/15/14	720,000	643,166	A
Liberty Mutual Group	7.800%	3/15/37	810,000	489,230	A
MetLife Inc.	6.400%	12/15/36	3,325,000	2,072,925	C
Prudential Financial Inc.	8.875%	6/15/38	910,000	856,482	C
The Chubb Corp.	6.375%	3/29/37	910,000	693,942	C
The Travelers Cos. Inc.	6.250%	3/15/37	1,790,000	1,376,750	C
The Travelers Cos. Inc.	6.250%	6/15/37	710,000	615,525
Willis North America Inc.	5.125%	7/15/10	760,000	752,292
Willis North America Inc.	5.625%	7/15/15	660,000	603,160

				10,645,815

IT Services — 0.2%
Electronic Data Systems Corp.	7.450%	10/15/29	570,000	585,298

Leisure Equipment and Products — 0.5%
Eastman Kodak Co.	7.250%	11/15/13	500,000	467,500
Hasbro Inc.	6.300%	9/15/17	970,000	935,948	H

				1,403,448

Media — 3.3%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210,000	774,400

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Clear Channel Communications Inc.	5.500%	9/15/14	$500,000	$155,000
Comcast Cable Communications Inc.	6.750%	1/30/11	960,000	973,724
Comcast Cable Holdings LLC	7.125%	2/15/28	180,000	161,354
Comcast Corp.	6.950%	8/15/37	1,800,000	1,535,315
Comcast Corp.	6.400%	5/15/38	750,000	599,963
News America Inc.	6.550%	3/15/33	1,495,000	1,339,906
Time Warner Entertainment Co. LP	8.375%	7/15/33	505,000	480,082
Time Warner Inc.	6.875%	5/1/12	1,000,000	991,496
Time Warner Inc.	9.125%	1/15/13	1,130,000	1,186,491
Time Warner Inc.	7.700%	5/1/32	1,015,000	886,846

				9,084,577

Metals and Mining — 2.5%
Alcoa Inc.	6.000%	7/15/13	260,000	255,115
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,520,000	4,452,200
GTL Trade Finance Inc.	7.250%	10/20/17	2,232,000	2,140,019	A

				6,847,334

Multi-Utilities — 0.1%
DTE Energy Co.	6.350%	6/1/16	270,000	251,746

Multiline Retail — 1.0%
Federated Retail Holdings Inc.	5.350%	3/15/12	435,000	400,587
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000,000	906,230
May Department Stores Co.	5.750%	7/15/14	1,070,000	928,417
May Department Stores Co.	6.650%	7/15/24	490,000	386,364

				2,621,598

Oil, Gas and Consumable Fuels — 7.1%
DCP Midstream LLC	6.750%	9/15/37	1,830,000	1,520,931	A
Devon Financing Corp. ULC	7.875%	9/30/31	560,000	568,661
Duke Capital LLC	6.250%	2/15/13	340,000	337,601
El Paso Corp.	7.800%	8/1/31	1,660,000	1,398,578
El Paso Corp.	7.750%	1/15/32	340,000	284,564
EOG Resources Inc.	5.875%	9/15/17	1,630,000	1,532,671
Hess Corp.	7.875%	10/1/29	2,970,000	2,903,050
KazMunaiGaz Exploration Production — GDR	8.375%	7/2/13	910,000	782,600	A
Kerr-McGee Corp.	6.950%	7/1/24	390,000	368,665
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430,000	1,445,810
Pemex Project Funding Master Trust	6.625%	6/15/35	4,124,000	3,776,718
Pemex Project Funding Master Trust	6.625%	6/15/35	260,000	238,106	A
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000,000	957,952
The Williams Cos. Inc.	7.625%	7/15/19	2,000,000	1,970,000
Valero Energy Corp.	6.875%	4/15/12	390,000	400,470
XTO Energy Inc.	6.100%	4/1/36	1,270,000	1,051,575

				19,537,952

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	870,000	859,853

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	440,000	396,736

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts (REITs) — 1.1%
Health Care REIT Inc.	5.875%	5/15/15	$1,440,000	$1,267,502
iStar Financial Inc.	5.375%	4/15/10	10,000	6,000
iStar Financial Inc.	5.950%	10/15/13	3,610,000	1,877,200

				3,150,702

Road and Rail — 0.2%
Burlington Northern Rail Road Co.	7.330%	6/23/10	55,956	57,378
Norfolk Southern Corp.	7.875%	5/15/43	348,000	402,862

				460,240

Thrifts and Mortgage Finance — 3.0%
BB&T Capital Trust II	6.750%	6/7/36	1,750,000	1,257,666
Countrywide Financial Corp.	5.800%	6/7/12	2,850,000	2,407,566
Residential Capital LLC	8.500%	5/15/10	6,124,000	3,368,200	A
Residential Capital LLC	9.625%	5/15/15	2,224,000	533,760	A
Washington Mutual Bank	2.891%	5/1/09	270,000	64,800	B
Washington Mutual Inc.	4.200%	1/15/10	700,000	462,000
Washington Mutual Inc.	4.625%	4/1/14	630,000	103,950
Washington Mutual Inc.	7.250%	11/1/17	610,000	100,650

				8,298,592

Tobacco — 0.4%
Reynolds American Inc.	7.875%	5/15/09	860,000	868,960
Reynolds American Inc.	7.625%	6/1/16	270,000	268,069

				1,137,029

Wireless Telecommunication Services — 1.8%
New Cingular Wireless Services Inc.	8.125%	5/1/12	570,000	607,950
New Cingular Wireless Services Inc.	8.750%	3/1/31	980,000	1,083,547
Nextel Communications Inc.	5.950%	3/15/14	469,000	314,230
Nextel Communications Inc.	7.375%	8/1/15	1,600,000	1,056,000
Sprint Capital Corp.	8.375%	3/15/12	1,360,000	1,224,000
Sprint Capital Corp.	6.900%	5/1/19	920,000	713,000

				4,998,727

Total Corporate Bonds and Notes (Cost — $260,449,555)				198,897,850

Mortgage-Backed Securities — 0.8%
Variable Rate SecuritiesI — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.217%	9/25/37	1,416,927	1,211,170
Thornburg Mortgage Securities Trust 2007-4 3A1	6.216%	9/25/37	1,349,034	1,131,238

Total Mortgage-Backed Securities (Cost — $2,741,711)				2,342,408

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	5.584%	9/1/24	47,426	48,449

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $47,473)				48,449

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Yankee BondsJ — 25.3%
Automobiles — 0.4%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	$1,160,000	$1,148,400

Commercial Banks — 12.2%
AES El Salvador Trust	6.750%	2/1/16	2,080,000	1,733,819	A
ATF Capital BV	9.250%	2/21/14	2,280,000	1,687,200	A
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030,000	1,935,309	A,C
Barclays Bank PLC	7.434%	9/29/49	2,750,000	2,239,366	A,C
Barclays Bank PLC	7.700%	12/31/49	840,000	738,167	A,C
BOI Capital Funding	5.571%	2/1/49	2,000,000	1,153,802	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100,000	870,144	A,K
Glitnir Banki Hf	6.693%	6/15/16	1,900,000	1,005,841	A,C,K
Glitnir Banki Hf	7.451%	12/14/49	700,000	360,115	A,C,K
HBOS Capital Funding LP	6.071%	6/30/49	1,490,000	963,410	A,C
HSBC Capital Funding LP	4.610%	6/27/49	760,000	648,496	A,C
HSBK Europe BV	7.250%	5/3/17	1,640,000	984,000	A
ICICI Bank Ltd.	6.375%	4/30/22	702,000	484,541	A,C
ICICI Bank Ltd.	6.375%	4/30/22	170,000	129,076	A,C
Kaupthing Bank Hf	5.750%	10/4/11	1,340,000	1,065,126	A,K
Kaupthing Bank Hf	7.125%	5/19/16	3,585,000	2,182,856	A,K
Landsbanki Islands Hf	7.431%	12/31/49	2,250,000	1,243,609	A,C,K
Mizuho Financial Group	5.790%	4/15/14	3,565,000	3,596,108	A
Natixis	10.000%	4/29/49	1,270,000	1,225,550	A,C
Resona Preferred Global Securities	7.191%	7/30/49	3,330,000	2,472,162	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200,000	149,004	C
RSHB Capital SA	7.175%	5/16/13	2,040,000	1,729,308	A
RSHB Capital SA	7.125%	1/14/14	1,700,000	1,406,750	A
RSHB Capital SA	6.299%	5/15/17	570,000	406,923	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,385,000	1,419,358	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730,000	583,180	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709,000	957,040	A
TuranAlem Finance BV	8.250%	1/22/37	300,000	168,000	A

				33,538,260

Consumer Finance — 0.7%
Aiful Corp.	6.000%	12/12/11	2,165,000	1,684,868	A
HSBC Holdings PLC	5.250%	12/12/12	255,000	242,546

				1,927,414

Diversified Financial Services — 1.2%
Lukoil International Finance BV	6.356%	6/7/17	982,000	746,320	A
Petroplus Finance Ltd.	7.000%	5/1/17	750,000	622,500	A
SMFG Preferred Capital	6.078%	1/29/49	230,000	164,232	A,C
TNK-BP Finance SA	7.500%	7/18/16	870,000	609,000	A
TNK-BP Finance SA	6.625%	3/20/17	100,000	65,000	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920,000	964,626

				3,171,678

Diversified Telecommunication Services — 2.6%
British Telecommunications PLC	9.125%	12/15/30	420,000	418,986	H
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,400,000	1,353,884	H
Deutsche Telekom International Finance BV	9.250%	6/1/32	670,000	660,493	H
France Telecom SA	8.500%	3/1/31	340,000	368,865	H

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Koninklijke (Royal) KPN NV	8.375%	10/1/30	$655,000	$701,660
Telecom Italia Capital	7.200%	7/18/36	2,070,000	1,631,491
Telefonica Emisiones S.A.U.	5.855%	2/4/13	790,000	760,107
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800,000	723,560
VIP Finance Ireland Ltd	8.375%	4/30/13	680,000	540,646	A

				7,159,692

Electric Utilities — 0.8%
Enersis SA	7.375%	1/15/14	850,000	858,307
Enersis SA/Cayman Island	7.400%	12/1/16	1,211,000	1,223,728

				2,082,035

Food and Staples Retailing — 0.3%
Delhaize Group	6.500%	6/15/17	860,000	814,555

Foreign Governments — 0.3%
United Mexican States	7.500%	4/8/33	182,000	198,835
United Mexican States	6.750%	9/27/34	738,000	741,690

				940,525

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	850,000	612,000	A

Industrial Conglomerates — 0.7%
Tyco International Group SA	6.875%	1/15/21	2,051,000	1,957,167	A

Insurance — 0.6%
Axa	8.600%	12/15/30	1,630,000	1,582,947

Media — 0.2%
Rogers Cable Inc.	6.250%	6/15/13	570,000	570,028

Metals and Mining — 1.4%
Evraz Group SA	8.875%	4/24/13	540,000	410,400	A
Vale Overseas Ltd.	6.875%	11/21/36	3,888,000	3,460,736

				3,871,136

Oil, Gas and Consumable Fuels — 3.0%
Anadarko Finance Co.	6.750%	5/1/11	10,000	10,234
Anadarko Finance Co.	7.500%	5/1/31	4,550,000	4,172,291
Gazprom	6.212%	11/22/16	1,439,000	1,137,903	A
Gazprom	6.510%	3/7/22	1,160,000	835,200	A
Petrobras International Finance Co.	5.875%	3/1/18	2,330,000	2,117,695

				8,273,323

Wireless Telecommunication Services — 0.7%
America Movil SA de CV	5.625%	11/15/17	1,070,000	1,002,424
Rogers Wireless Inc.	6.375%	3/1/14	1,000,000	956,382

				1,958,806

Total Yankee Bonds (Cost — $88,046,152)				69,607,966

Preferred Stocks — 0.2%
Fannie Mae	8.250%		35,925 shs	78,317	C

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Preferred Stocks — Continued
Freddie Mac	8.375%		244,245 shs	$398,119	C

Total Preferred Stocks (Cost — $4,430,172)				476,436

Total Long-Term Securities (Cost — $355,715,063)				271,373,109

Short-Term Securities — 0.2%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	12/15/08	$481,000	478,495	E,L

Total Short-Term Securities (Cost — $479,196)				478,495

Total Investments — 98.8% (Cost — $356,194,259) M				271,851,604
Other Assets Less Liabilities — 1.2%				3,362,825

Net Assets — 100.0%				$275,214,429

Net Asset Value Per Share:

Primary Class				$8.00

Institutional Class				$8.00

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedN
Eurodollar Futures	March 2009	265	28,012
U.S. Treasury Bond Futures	December 2008	1	339

U.S. Treasury Note Futures	December 2008	291	109,927

			$138,278

Futures Contracts WrittenN
U.S. Treasury Note Futures	December 2008	245	$220,806

N.M.	Not Meaningful.

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 27.28% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Bond is in default as of September 30, 2008.

E	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

G	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

H	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

I	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.

J	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

K	Bond is in default subsequent to September 30, 2008.

L	All or a portion of this security is collateral to cover futures.

M	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$666,593
Gross unrealized depreciation	(85,009,248)

Net unrealized depreciation	$(84,342,655)

N	Futures are described in more detail in the notes to financial statements.

Limited Duration Bond Portfolio
September 30, 2008 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 99.4%
Corporate Bonds and Notes — 21.5%
Aerospace and Defense — 0.3%
United Technologies Corp.	5.375%	12/15/17	$410,000	$396,315

Airlines — 1.3%
Continental Airlines Inc.	7.056%	9/15/09	70,000	68,775
Continental Airlines Inc.	6.900%	1/2/18	435,955	383,641
Continental Airlines Inc.	6.545%	2/2/19	387,411	329,299
Continental Airlines Inc.	6.703%	6/15/21	310,776	261,052
Northwest Airlines Inc.	3.560%	5/20/14	869,419	721,618	A

				1,764,385

Capital Markets — 2.3%
Goldman Sachs Capital II	5.793%	12/29/49	2,080,000	913,765	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	970,000	97	B,C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340,000	425	C
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700,000	656,344
Merrill Lynch and Co. Inc.	6.150%	4/25/13	720,000	665,321
Morgan Stanley	6.600%	4/1/12	330,000	239,705
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200,000	186,779
The Goldman Sachs Group Inc.	6.600%	1/15/12	350,000	326,266

				2,988,702

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	90,000	82,907

Commercial Banks — 1.7%
HSBC Bank PLC	5.616%	7/20/12	1,000,000	721,398	A,D
HSBC Bank PLC	8.060%	8/20/12	70,000	54,320	A
SunTrust Capital VIII	6.100%	12/15/36	120,000	73,955	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960,000	823,200	B
Wells Fargo Capital X	5.950%	12/15/36	300,000	247,301	B
Wells Fargo Capital XIII	7.700%	12/29/49	350,000	305,204	B

				2,225,378

Commercial Services and Supplies — 0.5%
Waste Management Inc.	7.375%	8/1/10	650,000	673,094

Consumer Finance — 0.9%
American Express Co.	6.800%	9/1/66	600,000	512,871	B
Nelnet Inc.	7.400%	9/29/36	380,000	256,641	B
SLM Corp.	8.450%	6/15/18	590,000	401,200

				1,170,712

Diversified Financial Services — 3.2%
AGFC Capital Trust I	6.000%	1/15/67	860,000	231,003	B,D
Capmark Financial Group Inc.	5.875%	5/10/12	400,000	199,398	E
General Electric Capital Corp.	6.375%	11/15/67	675,000	546,191	B
IBM International Group Capital LLC	5.050%	10/22/12	950,000	957,931
Kaupthing Bank Hf	7.625%	2/28/15	330,000	308,880	D,F,G
Liberty Media LLC	7.875%	7/15/09	1,110,000	1,113,446

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
ZFS Finance USA Trust III	3.969%	12/15/65	$970,000	$871,904	A,D

				4,228,753

Diversified Telecommunication Services — 0.2%
Qwest Corp.	7.875%	9/1/11	230,000	220,800

Electric Utilities — 0.4%
Pacific Gas and Electric Co.	4.800%	3/1/14	500,000	470,945

Food and Staples Retailing — 0.4%
Wal-Mart Stores Inc.	5.800%	2/15/18	500,000	488,455

Health Care Equipment and Supplies — 0.4%
Hospira Inc.	5.550%	3/30/12	500,000	499,725

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	181,531

IT Services — 0.8%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000,000	1,016,119

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110,000	102,850

Media — 2.1%
Clear Channel Communications Inc.	4.250%	5/15/09	1,100,000	1,034,000
Comcast Cable Communications Inc.	6.875%	6/15/09	600,000	605,918
The Walt Disney Co.	4.700%	12/1/12	280,000	278,626
Time Warner Inc.	5.500%	11/15/11	830,000	796,808

				2,715,352

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	330,000	303,894
May Department Stores Co.	5.750%	7/15/14	110,000	95,444

				399,338

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	330,000	314,635

Oil, Gas and Consumable Fuels — 2.6%
Apache Corp.	6.250%	4/15/12	520,000	537,668
Devon Financing Corp. ULC	6.875%	9/30/11	350,000	365,071
El Paso Natural Gas Co.	5.950%	4/15/17	590,000	522,040
Hess Corp.	6.650%	8/15/11	510,000	509,992
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810,000	820,215
Pemex Project Funding Master Trust	3.411%	12/3/12	252,000	238,468	A,D
XTO Energy Inc.	5.650%	4/1/16	440,000	411,135

				3,404,589

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial Inc.	3.159%	9/15/09	1,330,000	960,285	A
iStar Financial Inc.	5.650%	9/15/11	1,000,000	520,000

				1,480,285

Thrifts and Mortgage Finance — 1.8%
Countrywide Financial Corp.	3.418%	3/24/09	610,000	595,428	A

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — Continued
Countrywide Financial Corp.	5.800%	6/7/12	$600,000	$506,856
Residential Capital LLC	8.500%	5/15/10	2,180,000	1,199,000	D
Washington Mutual Bank	2.969%	6/16/10	290,000	69,600	A

				2,370,884

Tobacco — 0.3%
Philip Morris International Inc.	4.875%	5/16/13	400,000	394,216

Wireless Telecommunication Services — 0.4%
Sprint Capital Corp.	6.375%	5/1/09	30,000	29,400
Vodafone Group PLC	5.350%	2/27/12	450,000	442,094

				471,494

Total Corporate Bonds and Notes (Cost — $36,012,951)				28,061,464

Asset-Backed Securities — 9.0%
Fixed Rate Securities — 1.9%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	192,365	189,806	B,D
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	900,000	884,225	D
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	509,365	489,478	D
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	495,270	395,812	D
Wells Fargo Financial Auto Owner Trust 2005-A A4	4.280%	5/15/12	462,911	452,487

				2,411,808

Indexed SecuritiesA — 7.1%
Asset Backed Funding Certificates 2002-WF2	4.332%	5/25/32	221,263	206,020
Asset Backed Funding Certificates 2004-OPT2 M1	3.757%	8/25/33	400,000	305,690
Bear Stearns Asset Backed Securities Inc. 2004-1	3.727%	6/25/34	2,103,281	1,834,547
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	3.607%	11/25/46	1,542,605	1,042,316	D
Countrywide Asset-Backed Certificates 2007-13 2A1	4.107%	10/25/47	924,406	788,519
Countrywide Home Equity Loan Trust 2004-O	2.768%	2/15/34	377,600	253,594
Lehman XS Trust 2005-5N 3A1A	3.507%	11/25/35	1,371,609	871,190
Long Beach Mortgage Loan Trust 2006-A A1	3.297%	5/25/36	1,007,886	131,103
Nelnet Student Loan Trust 2008-4 A4	4.280%	4/25/24	1,600,000	1,521,000
RAAC Series 2005-RP1	3.547%	7/25/37	216,103	212,448	D
Securitized Asset Backed Receivables LLC 2006-FR3 A2	3.347%	5/25/36	745,427	699,854
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	3.807%	11/25/34	530,000	367,242
Structured Asset Securities Corp. 2007-BC3 1A2	3.347%	5/25/47	800,000	679,766
WaMu Asset-Backed Certificates 2007-HE1 2A3	3.357%	1/25/37	800,000	384,463

				9,297,752

Total Asset-Backed Securities (Cost — $14,912,171)				11,709,560

Mortgage-Backed Securities — 22.7%

Fixed Rate Securities — 1.8%
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,068,406	873,089
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	1,625,660	1,532,184

				2,405,273

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed SecuritiesA — 15.4%
Banc of America Mortgage Securities 2005-F	5.005%	7/25/35	$1,805,445	$1,645,670
Bayview Commercial Asset Trust 2005-2A A2	3.557%	8/25/35	556,943	507,782	D
Bear Stearns Alt-A Trust 2007-1 1A1	3.367%	1/25/47	1,722,778	958,737
Bear Stearns ARM Trust 2004-10	4.844%	1/25/35	283,221	271,706
Countrywide Alternative Loan Trust 2005-59 1A1	3.537%	11/20/35	1,273,544	812,381
Countrywide Alternative Loan Trust 2006-0A2 A5	3.418%	5/20/46	1,599,471	901,212
Countrywide Alternative Loan Trust 2007-AL1 A1	3.457%	6/25/37	428,726	275,065
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.597%	6/25/34	539,754	495,928
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	3.577%	2/25/37	371,039	214,135
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	3.327%	12/25/46	654,693	404,038
Harborview Mortgage Loan Trust 2004-8 3A2	3.430%	11/29/34	369,014	238,948
HomeBanc Mortgage Trust 2004-2 A1	3.577%	12/25/34	816,457	670,383
HomeBanc Mortgage Trust 2005-1 A1	3.457%	3/25/35	1,281,597	786,446
Impac CMB Trust 2004-6 1A2	3.987%	10/25/34	251,748	185,238
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.254%	11/25/37	825,670	683,490
JPMorgan Mortgage Trust 2004-A1 1A1	4.344%	10/25/33	1,871,591	1,790,511
JPMorgan Mortgage Trust 2004-A1 1A1	4.794%	2/25/34	555,600	485,512
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	3,000,000	2,431,452
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	3.272%	12/25/46	995,270	531,699
MASTR Specialized Loan Trust 2006-01 A	3.507%	12/25/35	468,385	423,814	D
Sequoia Mortgage Trust 2003-2 A2	3.562%	6/20/33	310,076	287,532
Structured Asset Mortgage Investments Inc. 2006-AR2 A1	3.437%	2/25/36	707,915	430,946
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	3.417%	8/25/36	1,210,596	709,732
Thornburg Mortgage Securities Trust 2005-4 A2	3.417%	12/25/45	68,017	67,588
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	3.527%	2/25/36	1,207,564	500,521
WaMu Mortgage Pass Through Certificates 2003-AR8 A	4.283%	8/25/33	429,492	418,665
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.059%	10/25/33	2,100,000	2,015,878
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	2.920%	6/25/44	471,410	440,321
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	3.825%	6/25/46	811,296	503,130

				20,088,460

Variable Rate SecuritiesH — 5.5%
Banc of America Funding Corp. 2004-B	6.779%	12/20/34	316,838	235,526
Chase Mortgage Finance Corp. 2007-A1 2A3	4.136%	2/25/37	769,117	699,154
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.472%	3/25/37	1,753,896	1,176,427
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.737%	8/25/47	908,274	728,065
Countrywide Alternative Loan Trust 2004-33 1A1	6.723%	12/25/34	205,471	155,523
Countrywide Alternative Loan Trust 2004-33 2A1	6.704%	12/25/34	120,584	84,264
Green Tree Financial Corp. 2008-A1	1.000%	3/1/38	820,000	791,325
JPMorgan Mortgage Trust 2006-A2 5A1	3.906%	11/25/33	332,605	321,295
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.890%	12/25/34	947,970	775,941
Prime Mortgage Trust 2005-2	7.410%	10/25/32	855,615	664,973
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.660%	6/25/35	616,053	396,738

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
WaMu Mortgage Pass-Through Certificates 2004-AR14 A1	4.255%	1/25/35	$1,199,709	$1,066,896

				7,096,127

Total Mortgage-Backed Securities (Cost — $38,182,691)				29,589,860

U.S. Government and Agency Obligations — 9.5%
Fixed Rate Securities — 3.2%
Freddie Mac	5.000%	10/18/10	1,300,000	1,343,242
Freddie Mac	3.875%	6/29/11	2,720,000	2,757,152

				4,100,394

Treasury Inflation-Protected Securities — 6.3%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	8,375,738	8,227,856	I

Total U.S. Government and Agency Obligations (Cost — $12,440,342)				12,328,250

U.S. Government Agency Mortgage-Backed Securities — 25.0%
Fixed Rate Securities — 20.8%
Fannie Mae	8.500%	6/1/10 to 8/1/11	968	1,000
Fannie Mae	6.500%	7/1/13 to 10/1/32	952,364	982,930
Fannie Mae	9.500%	7/1/14	4,124	4,275
Fannie Mae	11.000%	12/1/15	18,395	20,033
Fannie Mae	12.500%	1/1/18	19,591	22,678
Fannie Mae	9.000%	11/1/21	64,811	70,113
Fannie Mae	7.000%	12/1/26 to 1/1/33	3,375,456	3,548,640
Fannie Mae	6.000%	11/1/27 to 7/1/38	296,881	301,001
Fannie Mae	5.000%	6/1/35	979,020	956,112
Fannie Mae	5.500%	4/1/36	1,500,348	1,480,518
Fannie Mae	5.000%	12/1/38	9,500,000	9,256,562	J
Fannie Mae	6.000%	12/1/38	600,000	607,687	J
Freddie Mac	9.750%	11/1/09 to 11/1/14	63	63
Freddie Mac	9.000%	1/1/17 to 1/1/21	60,818	64,706
Freddie Mac	8.500%	6/1/21	1,794	1,945
Freddie Mac	8.000%	2/1/31	169,874	184,231
Freddie Mac	7.000%	4/1/32	1,203,705	1,266,691
Freddie Mac	5.000%	11/1/35	157,431	153,600
Freddie Mac	5.500%	12/1/37	5,528,634	5,503,959
Freddie Mac	6.000%	12/1/38	1,500,000	1,518,282	J
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	184,306	189,226
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	1,468	1,616
Government National Mortgage Association	6.000%	12/1/38	900,000	912,846	J

				27,048,714

Indexed SecuritiesA — 4.0%
Fannie Mae	4.346%	10/1/34	694,106	695,082
Fannie Mae	4.326%	1/1/35	896,737	922,967

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Fannie Mae	4.789%	2/1/35	$485,585	$485,716
Fannie Mae	4.956%	3/1/35	3,098,565	3,117,909

				5,221,674

Stripped Securities — 0.2%
Government National Mortgage Association	6.000%	6/16/26	1,410,782	166,423	F,K1
Government National Mortgage Association	6.050%	8/16/26	1,000,683	119,395	F,K1

				285,818

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $33,275,830)				32,556,206

Yankee BondsL — 11.4%

Beverages — 0.3%
Diageo Capital PLC	5.200%	1/30/13	350,000	348,280

Capital Markets — 0.7%
Deutsche Bank AG	6.000%	9/1/17	900,000	850,290

Commercial Banks — 2.8%
Glitnir Banki Hf	3.226%	1/21/11	1,550,000	1,179,412	A,D,G
Glitnir Banki Hf	6.693%	6/15/16	50,000	26,469	B,D,G
HSBC Bank PLC	8.310%	8/20/12	70,000	54,775	A
Kaupthing Bank Hf	3.491%	1/15/10	190,000	167,828	A,D,G
Kaupthing Bank Hf	5.750%	10/4/11	420,000	333,845	D,G
Landsbanki Islands Hf	6.100%	8/25/11	620,000	525,500	D,G
Landsbanki Islands Hf	7.431%	12/31/49	240,000	132,652	B,D,G
Resona Preferred Global Securities	7.191%	12/29/49	830,000	616,185	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	640,000	268,357	B,D
TuranAlem Finance BV	4.166%	1/22/09	320,000	288,000	A,D

				3,593,023

Diversified Financial Services — 1.8%
Aiful Corp.	5.000%	8/10/10	1,280,000	994,304	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600,000	454,086	B
TNK-BP Finance SA	6.875%	7/18/11	1,090,000	937,400	D

				2,385,790

Diversified Telecommunication Services — 2.5%
British Telecommunications PLC	8.625%	12/15/10	520,000	543,483	E
Deutsche Telekom International Finance BV	8.500%	6/15/10	650,000	674,752	E
France Telecom SA	7.750%	3/1/11	570,000	598,209
Koninklijke (Royal) KPN NV	8.000%	10/1/10	680,000	712,559
Telefonica Emisiones S.A.U.	3.121%	2/4/13	790,000	738,508	A

				3,267,511

Health Care Equipment and Supplies — 0.4%
Baxter Finco BV	4.750%	10/15/10	520,000	530,145

Industrial Conglomerates — 1.1%
Tyco International Group SA	6.375%	10/15/11	1,480,000	1,492,047

Insurance — 0.3%
Merna Reinsurance Ltd.	4.551%	7/7/10	400,000	382,480	A,D

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.8%
Vale Overseas Ltd.	6.250%	1/23/17	$1,130,000		$1,055,917

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	6.750%	5/1/11	870,000		890,353

Total Yankee Bonds (Cost — $16,891,141)					14,795,836

Preferred Stocks — 0.3%
Fannie Mae	8.250%		15,950 shs		34,771	B
Freddie Mac	8.375%		21,700		35,371	B
Home Ownership Funding Corp.	1.000%		500		79,139	D,F
Home Ownership Funding Corp. II	1.000%		1,400		219,874	D,F

Total Preferred Stocks (Cost — $2,478,698)					369,155

Total Long-Term Securities (Cost — $154,193,824)					129,410,331

Short-Term Securities — 8.8%
U.S. Government and Agency Obligations — 0.5%
Fannie Mae	0.000%	12/15/08	$655,000		651,589	M,N

Options Purchased O — N.M.
U.S. Treasury Note Futures Put, November 2008, Strike Price $100.00			58	P	906

Repurchase Agreements — 8.3%
Goldman Sachs & Co. 1.00%, dated 9/30/08, to be repurchased at $5,405,150 on 10/1/08 (Collateral: $4,275,000 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $5,514,750)			5,405,000		5,405,000
Morgan Stanley 1.15%, dated 9/30/08, to be repurchased at $5,384,172 on 10/1/08 (Collateral: $5,500,000 Freddie Mac notes, 3.375% due 3/5/10, value $5,491,679)			5,384,000		5,384,000

					10,789,000

Total Short-Term Securities (Cost — $11,442,361)					11,441,495

Total Investments — 108.2% (Cost — $165,636,185)Q					140,851,826
Other Assets Less Liabilities — (8.2)%					(10,642,806)

Net Assets — 100.0%					$130,209,020

Net Asset Value Per Share:

Primary Class					$8.83

Institutional Class					$8.83

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased O
Eurodollar Futures	March 2009	222	89,352
Eurodollar Futures	June 2009	174	119,643
Eurodollar Futures	September 2009	66	113,383
U.S. Treasury Note Futures	December 2008	386	423,952

			$746,330

Futures Contracts WrittenO
U.S. Treasury Note Futures	December 2008	335	301,919
U.S. Treasury Note Futures	December 2008	58	(11,932)

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Written — Continued			$289,987

Options WrittenO
Eurodollar Futures Call, Strike Price $97.63	September 2009	66	8,883
Eurodollar Futures Put, Strike Price $96.25	December 2008	33	(12,540)
Eurodollar Futures Put, Strike Price $96.50	March 2009	45	2,325
Eurodollar Futures Put, Strike Price $97.50	March 2009	19	(18,383)
U.S. Treasury Note Futures Call, Strike Price $114.00	October 2008	20	—
U.S. Treasury Note Futures Call, Strike Price $115.50	November 2008	39	(477)
U.S. Treasury Note Futures Call, Strike Price $118.00	November 2008	26	9,011
U.S. Treasury Note Futures Put, Strike Price $109.50	November 2008	27	(3,557)
U.S. Treasury Note Futures Put, Strike Price $110.00	October 2008	20	—
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	26	(13,130)

			$(27,868)

N.M.	Not Meaningful.

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is in default as of September 30, 2008.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.65% of net assets.

E	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

G	Bond is in default subsequent to September 30, 2008.

H	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.

I	Treasury Inflation – Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

K	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

M	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

N	All or a portion of this security is collateral to cover futures and options contracts written.

O	Options and futures are described in more detail in the notes to financial statements.

P	Par represents actual number of contracts.

Q	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$223,057
Gross unrealized depreciation	(25,007,416)

Net unrealized depreciation	$(24,784,359)

Investment Valuation
     The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.
     The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Legg Mason Investment Grade

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	09/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$271,851,604	$476,436	$271,375,168	$—
Other Financial Instruments*	359,084	359,084	—	—

Total	$272,210,688	$835,520	$271,375,168	$—

*	Other financial instruments include futures.
Legg Mason Limited Duration

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	09/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$140,850,920	$369,155	$139,690,440	$791,325
Other Financial Instruments*	1,009,355	1,009,355	—	—

Total	$141,860,275	$1,378,510	$139,690,440	$791,325

*	Other financial instruments include futures and options.

Repurchase Agreements
     The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Options and Futures
     The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 19, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 19, 2008

By: /s/ Marie K. Karpinski Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: November 19, 2008